DEBT - Senior Notes (Details) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 08, 2018	Apr. 26, 2016	Feb. 28, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018	Jan. 31, 2018	Jul. 31, 2017	Sep. 30, 2016	Jun. 21, 2016	Jun. 12, 2015
Debt Instrument [Line Items]
Principal Amount						$ 4,693,675,000		$ 5,733,013,000
Repayments of lines of credit		$ 1,477,200,000
Cash distributions to shareholders	$ 1,500,000,000			$ 839,700,000		840,035,000	$ 445,176,000
10.875% Notes due October 15, 2025
Debt Instrument [Line Items]
Stated interest rate										10.875%
Senior Notes
Debt Instrument [Line Items]
Principal Amount						16,289,245,000		16,239,245,000
Senior Notes | 5.5% Notes due April 15, 2027
Debt Instrument [Line Items]
Principal Amount						$ 1,310,000,000		$ 1,310,000,000			$ 1,310,000,000
Stated interest rate						5.50%		5.50%			5.50%
Deferred financing costs											$ 5,575,000
Senior Notes | 6.625% Notes due October 15, 2025
Debt Instrument [Line Items]
Principal Amount						$ 1,000,000,000		$ 1,000,000,000
Stated interest rate						6.625%		6.625%
Issued percentage of par						100.00%
Senior Notes | 10.875% Notes due October 15, 2025
Debt Instrument [Line Items]
Principal Amount				2,000,000,000		$ 1,684,221,000		$ 1,684,221,000
Stated interest rate						10.875%		10.875%
Issued percentage of par						100.00%
Senior Notes | 10.125% Notes due January 15, 2023
Debt Instrument [Line Items]
Principal Amount						$ 1,800,000,000		$ 1,800,000,000
Stated interest rate						10.125%		10.125%
Issued percentage of par						100.00%
Senior Notes | Cablevision Acquisition Notes
Debt Instrument [Line Items]
Deferred financing costs						$ 76,579,000
Senior Notes | 5.375% Senior Notes due July 15, 2023
Debt Instrument [Line Items]
Principal Amount						$ 1,100,000,000		$ 1,100,000,000					$ 1,100,000,000
Stated interest rate						5.375%		5.375%					5.375%
Issued percentage of par													100.00%
Senior Notes | 5.5% Senior Notes due May 15, 2026
Debt Instrument [Line Items]
Principal Amount		$ 1,500,000,000				$ 1,500,000,000		$ 1,500,000,000
Stated interest rate		5.50%						5.50%
Senior Notes | Cequel Senior Secured Notes
Debt Instrument [Line Items]
Deferred financing costs						13,773,000
Senior Notes | 7.75% Senior Notes due July 15, 2025
Debt Instrument [Line Items]
Principal Amount						$ 620,000,000		$ 620,000,000					$ 300,000,000
Stated interest rate						7.75%		7.75%					7.75%
Issued percentage of par													100.00%
Senior Notes | Holdco Senior Notes 7.75% due 2025
Debt Instrument [Line Items]
Principal Amount													$ 320,000,000
Stated interest rate													7.75%
Issued percentage of par													98.275%
Senior Notes | CSC Holdings 5.375% Notes Due February 1, 2028 [Member]
Debt Instrument [Line Items]
Principal Amount						$ 0		$ 1,000,000,000	$ 1,000,000,000
Stated interest rate								5.375%	5.375%
Senior Notes | 7.875% Notes due February 15, 2018
Debt Instrument [Line Items]
Principal Amount						$ 300,000,000		$ 0
Stated interest rate						7.875%		7.875%
Extinguishment of debt			$ 300,000,000
Senior Notes | 7.75% Notes due April 15, 2018
Debt Instrument [Line Items]
Principal Amount						$ 750,000,000		$ 0
Stated interest rate						7.75%		7.75%
Extinguishment of debt			$ 750,000,000
Affiliates
Debt Instrument [Line Items]
Interest payable							102,557,000
Affiliates | Notes payable
Debt Instrument [Line Items]
Principal Amount												$ 1,750,000,000
Cablevision Systems Corp. | Affiliates | Notes payable
Debt Instrument [Line Items]
Principal Amount												1,750,000,000
Interest payable												529,000
Debt premium												513,723,000
Interest expense					$ 47,588,000	$ 90,405,000	$ 102,557,000
Cablevision Systems Corp. | Affiliates | Notes payable | Notes Payable at 10.75%
Debt Instrument [Line Items]
Principal Amount												$ 875,000,000
Stated interest rate												10.75%
Cablevision Systems Corp. | Affiliates | Notes payable | Notes Payable at 11%
Debt Instrument [Line Items]
Principal Amount												$ 875,000,000
Stated interest rate												11.00%
Organizational Transactions Prior to IPO
Debt Instrument [Line Items]
Issuance of common stock pursuant to IPO				$ 2,264,252,000		$ 2,264,252,000